Fair Value Estimation - Summary of Changes in Financial Instruments of Short-term and Long-term Investments (Details) - 6 months ended Jun. 30, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Disclosure of fair value measurement of assets [abstract]
Additions	¥ 481,029	$ 71,548
Accrued interest (net of coupon interest received)	109
Discount Accreted	527
Change in fair value debited to other comprehensive income / (loss)	(1,311)
Closing Balance	¥ 480,354